Share-based Payment - Details of Share-based Payment Arrangements (Details) - Share options [member] shares in Thousands	12 Months Ended
Dec. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Options outstanding at January 1 | shares	0
Number of options, Options granted | shares	4,565
Number of options, Options exercised | shares	(4,565)
Number of options, Options outstanding at December 31 | shares	0
Number of options, Options exercisable at December 31 | shares	0
Weighted-average exercise price, Options outstanding at January 1 | $ / shares	$ 0
Weighted-average exercise price, Options granted | $ / shares	28.22
Weighted-average exercise price, Options exercised | $ / shares	28.22
Weighted-average exercise price, Options outstanding at December 31 | $ / shares	0
Weighted-average exercise price, Options exercisable at December 31 | $ / shares	$ 0